AVAILABLE-FOR-SALE SECURITIES (Details 3) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Available-for sale Securities, Less than 12 Months, Fair Value	$ 3,591,424	$ 14,280,754
Less Than 12 Months, Gross Unrealized Losses	(25,944)	(141,177)
Available-for-sale Securities, 12 Months or More, Fair Value	9,787,786	7,311,228
12 Months or More, Fair Value, Gross Unrealized Losses	(121,837)	(141,114)
Available-for-sale Securities, Total, Fair Value	13,379,210	21,591,982
Total, Gross Unrealized Losses	(147,781)	(282,291)
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Available-for sale Securities, Less than 12 Months, Fair Value	3,556,124	13,002,963
Less Than 12 Months, Gross Unrealized Losses	(25,291)	(133,816)
Available-for-sale Securities, 12 Months or More, Fair Value	8,423,645	5,833,352
12 Months or More, Fair Value, Gross Unrealized Losses	(116,588)	(97,744)
Available-for-sale Securities, Total, Fair Value	11,979,769	18,836,315
Total, Gross Unrealized Losses	$ (141,879)	(231,560)
U.S. Government agencies
Schedule of Available-for-sale Securities [Line Items]
Available-for sale Securities, Less than 12 Months, Fair Value		1,242,250
Less Than 12 Months, Gross Unrealized Losses		(6,715)
Available-for-sale Securities, 12 Months or More, Fair Value	$ 1,364,141	1,477,876
12 Months or More, Fair Value, Gross Unrealized Losses	(5,249)	(43,370)
Available-for-sale Securities, Total, Fair Value	1,364,141	2,720,126
Total, Gross Unrealized Losses	(5,249)	(50,085)
Municipal obligations
Schedule of Available-for-sale Securities [Line Items]
Available-for sale Securities, Less than 12 Months, Fair Value	35,300	35,541
Less Than 12 Months, Gross Unrealized Losses	$ (653)	$ (646)
Available-for-sale Securities, 12 Months or More, Fair Value
12 Months or More, Fair Value, Gross Unrealized Losses
Available-for-sale Securities, Total, Fair Value	$ 35,300	$ 35,541
Total, Gross Unrealized Losses	$ (653)	$ (646)